Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Financial instruments - Assets
Loans receivable, net	$ 173,595	$ 182,570
Financial instruments - Liabilities
Deposits	225,413	231,306
Long-term debt	14,000	17,000
Financial instruments - Assets
Loans receivable, net	183,066	191,181
Financial instruments - Liabilities
Deposits	225,392	231,358
Long-term debt	14,769	15,828
(Level1) Quoted Pricesin Active Marketsfor Identical Assetsor Liabilities [Member]
Financial instruments - Assets
Loans receivable, net	0
Financial instruments - Liabilities
Deposits	142,069
Long-term debt	0
(Level2) Significant Other Observable Inputs [Member]
Financial instruments - Assets
Loans receivable, net	0
Financial instruments - Liabilities
Deposits	83,323
Long-term debt	14,769
(Level3) Significant Other Unobservable Inputs [Member]
Financial instruments - Assets
Loans receivable, net	183,066
Financial instruments - Liabilities
Deposits	0
Long-term debt	$ 0